FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 12) - Cash flow hedges [member] R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Derivative instrument, Fair value | R$	R$ (548,639)	[1]
Currency risk [member] | Bond B R F S A B R F S B Z 395 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Hedged object	USD
Maturity	2nd Qtr. 2023
Notional	150,000
Designation rate	2.0387
Rate	5.6963
Derivative instrument, Fair value | R$	R$ (548,639)	[1]

[1]	Average discontinuance rates.